Stockholders Equity - Convertible Preferred Stock Financing (Parenthetical) (Detail) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001